Financial Instruments - Fair Values of Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 12,564	£ 13,449
Liabilities at fair value	3,018	3,161
Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,434	1,713
Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,584	1,448
Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	3,406	3,316
Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	208	386
Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	8,950	9,747
Level 1
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	8,501	9,209
Liabilities at fair value	0	0
Level 1 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Level 1 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Level 1 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	8,501	9,209
Level 2
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	3,766	3,723
Liabilities at fair value	2,978	3,068
Level 2 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,426	1,652
Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,552	1,416
Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	3,338	3,241
Level 2 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Level 2 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	428	482
Level 3
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	297	517
Liabilities at fair value	40	93
Level 3 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	8	61
Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	32	32
Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	68	75
Level 3 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	208	386
Level 3 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 21	56
Exchange Rate Contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 833	664
Exchange Rate Contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 2,457	2,323
Valuation technique	A
Exchange Rate Contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0	0
Exchange Rate Contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Exchange Rate Contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	833	660
Exchange Rate Contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	2,455	2,317
Exchange Rate Contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	4
Exchange Rate Contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 2	6
Interest Rate Contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A & C
Liabilities at fair value	£ 2,450	1,838
Interest Rate Contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 2,580	1,924
Valuation technique	A & C
Interest Rate Contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0	0
Interest Rate Contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Interest Rate Contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	2,447	1,836
Interest Rate Contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	2,566	1,915
Interest Rate Contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	3	2
Interest Rate Contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	14	9
Equity and Credit Contracts
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 51	52
Equity and Credit Contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	B & D
Liabilities at fair value	£ 55	160
Equity and Credit Contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 123	283
Valuation technique	B & D
Equity and Credit Contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0	0
Equity and Credit Contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Equity and Credit Contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	26	134
Equity and Credit Contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	71	223
Equity and Credit Contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	29	26
Equity and Credit Contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	52	60
Netting | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	(1,754)	(1,214)
Netting | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	(1,754)	(1,214)
Netting | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Netting | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Netting | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	(1,754)	(1,214)
Netting | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	(1,754)	(1,214)
Netting | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Netting | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Debt securities | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 109	294
Valuation technique	A, B & D
Debt securities | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 8,929	9,691
Valuation technique	D
Debt securities | Level 1 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 0	0
Debt securities | Level 1 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	8,501	9,209
Debt securities | Level 2 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Debt securities | Level 2 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	428	482
Debt securities | Level 3 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	109	294
Debt securities | Level 3 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Equity securities | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value
Valuation technique	B
Equity securities | Level 1 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value
Equity securities | Level 2 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value
Equity securities | Level 3 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value
Loans and advances to customers | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 99	92
Valuation technique	A
Loans and advances to customers | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 21	56
Valuation technique	D
Loans and advances to customers | Level 1 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 0	0
Loans and advances to customers | Level 1 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Loans and advances to customers | Level 2 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Loans and advances to customers | Level 2 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Loans and advances to customers | Level 3 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	99	92
Loans and advances to customers | Level 3 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 21	56
Debt Securities | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 1,057	1,105
Debt Securities | Level 1 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Debt Securities | Level 2 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,051	1,099
Debt Securities | Level 3 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 6	6
Reverse repurchase agreements - non-trading | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value
Reverse repurchase agreements - non-trading | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value
Valuation technique	A
Reverse repurchase agreements - non-trading | Level 1 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value
Reverse repurchase agreements - non-trading | Level 1 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value
Reverse repurchase agreements - non-trading | Level 2 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value
Reverse repurchase agreements - non-trading | Level 2 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value
Reverse repurchase agreements - non-trading | Level 3 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value
Reverse repurchase agreements - non-trading | Level 3 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value
Structured Deposits | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 375	435
Structured Deposits | Level 1 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Structured Deposits | Level 2 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	375	406
Structured Deposits | Level 3 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0	29
Collateral and associated financial guarantees | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	D
Liabilities at fair value	£ 2	173
Collateral and associated financial guarantees | Level 1 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Collateral and associated financial guarantees | Level 2 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	147
Collateral and associated financial guarantees | Level 3 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 2	£ 26